Property and Equipment Net	6 Months Ended
Jun. 30, 2021
Property Plant And Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2021	2020
Office equipment and computers	$1,156	$1,065
Fixtures and fittings	4,758	4,094
Laboratory equipment	9,563	7,994
Leasehold improvements	801	394
	16,278	13,547
Less: accumulated depreciation	(6,228)	(4,939)
	$10,050	$8,608

Depreciation and amortization expense was $1.2 million and $0.9 million for the six months ended June 30, 2021 and 2020, respectively.